Employee Benefit Plan, Fair Value and NAV (Tables)	12 Months Ended
Dec. 31, 2025
EBP 06-0383750-100 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV

	Investment Assets at Fair Value December 31, 2025
	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Invested Assets
Short Term Investments	$6,948	$—	$—	$6,948
Mutual Funds	1,090,884	—	—	1,090,884
Equity Securities	747,155	—	—	747,155

Total Investments at fair value	$1,844,987	$—	$—	$1,844,987
Investments at net asset value:
Collective investment trusts				5,647,742

Total investments				$7,492,729

	Investment Assets at Fair Value December 31, 2024
	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Invested Assets
Short Term Investments	$6,607	$—	$—	$6,607
Mutual Funds	961,794	—	—	961,794
Equity Securities	712,470	—	—	712,470

Total Investments at fair value	$1,680,871	$—	$—	$1,680,871
Investments at net asset value:
Collective investment trusts				4,849,388

Total investments				$6,530,259